UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22730

JNL Strategic Income Fund LLC

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of Reporting Period: July 1, 2017 – September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JNL Strategic Income Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/PPM America Strategic Income Fund
SENIOR LOAN INTERESTS 9.0%
Consumer Discretionary 2.1%
AMAYA Holdings BV
Term Loan B, 4.83%, (3M LIBOR + 3.50%), 08/01/21 (a)	200	$200
Bass Pro Group LLC
Term Loan B, 6.23%, (3M LIBOR + 5.00%), 04/01/24 (a)	250	235
Caesars Entertainment Operating Co.
Term Loan, 4.74%, (3M LIBOR + 2.50%), 03/31/24 (a)	387	387
Charter Communications Operating LLC
Term Loan I, 3.49%, (3M LIBOR + 2.25%), 01/15/24 (a)	49	50
Cowlitz Tribal Gaming Authority
Term Loan, 11.73%, (3M LIBOR + 10.50%), 12/01/21 (a) (b)	390	433
CSC Holdings LLC
1st Lien Term Loan, 3.48%, (3M LIBOR + 2.25%), 07/15/25 (a)	180	179
Helix Gen Funding LLC
Term Loan B, 5.08%, (3M LIBOR + 3.75%), 03/09/24 (a)	383	387
Landry's Inc.
Incremental Term Loan, 0.00%, (3M LIBOR + 3.25%), 10/04/23 (a) (c)	259	260
PetSmart Inc.
Term Loan B-2, 4.24%, (3M LIBOR + 3.00%), 10/10/22 (a)	99	83
UFC Holdings LLC
1st Lien Term Loan, 4.49%, (3M LIBOR + 3.25%), 07/22/23 (a)	199	199
2nd Lien Term Loan, 8.74%, (3M LIBOR + 7.50%), 07/26/24 (a)	100	101
		2,514
Consumer Staples 0.7%
Diamond (BC) BV
Term Loan, 4.32%, (3M LIBOR + 3.00%), 07/25/24 (a)	310	309
JBS USA LLC
Term Loan B, 5.75%, (3M LIBOR + 2.50%), 10/30/22 (a)	499	493
		802
Energy 1.7%
Chesapeake Energy Corp.
Term Loan, 8.81%, (3M LIBOR + 7.50%), 08/25/21 (a)	418	450
Drillships Financing Holding Inc.
Term Loan B-1, 0.00%, 03/31/21 (d) (e) (f)	183	137
Foresight Energy LLC
1st Lien Term Loan, 7.08%, (3M LIBOR + 5.75%), 03/16/22 (a)	299	279
Ocean Rig UDW Inc.
Term Loan, 0.00%, (3M LIBOR + 8.00%), 09/20/24 (a) (c) (g)	300	303
TEX Operations Co. LLC
Term Loan B, 3.98%, (3M LIBOR + 2.75%), 08/04/23 (a)	247	247
Term Loan C, 3.98%, (3M LIBOR + 2.75%), 08/04/23 (a)	57	57
Traverse Midstream Partners LLC
Term Loan, 5.33%, (3M LIBOR + 4.00%), 09/21/24 (a)	101	102
Ultra Resources Inc.
1st Lien Term Loan, 4.31%, (3M LIBOR + 3.00%), 04/14/24 (a)	500	499
		2,074
Health Care 1.4%
Change Healthcare Holdings Inc.
Term Loan B, 3.98%, (3M LIBOR + 2.75%), 02/02/24 (a)	399	400
Nature's Bounty Co.
Term Loan, 0.00%, (3M LIBOR + 3.50%), 08/15/24 (a) (c)	540	533
	Shares/Par†	Value
2nd Lien Term Loan, 0.00%, (3M LIBOR + 7.75%), 08/15/25 (a) (c)	380	374
Valeant Pharmaceuticals International Inc.
Term Loan B-F1, 5.99%, (3M LIBOR + 4.75%), 03/13/22 (a)	342	348
		1,655
Industrials 0.4%
Accudyne Industries LLC
Term Loan, 5.01%, (3M LIBOR + 3.75%), 08/02/24 (a)	110	110
Gol LuxCo SA
1st Lien Term Loan, 6.50%, 08/18/20 (b)	400	410
		520
Information Technology 0.4%
Almonde Inc.
1st Lien Term Loan, 4.82%, (3M LIBOR + 3.50%), 05/03/24 (a)	73	73
2nd Lien Term Loan, 8.57%, (3M LIBOR + 7.25%), 05/03/25 (a)	30	31
Radiate Holdco LLC
Bridge Term Loan, 0.00%, (3M LIBOR + 5.75%), 02/15/25 (a) (b) (c)	400	400
		504
Materials 0.2%
BWAY Holding Co.
Term Loan B, 4.48%, (3M LIBOR + 3.25%), 03/22/24 (a)	200	200
Kraton Polymers LLC
Term Loan, 4.24%, (3M LIBOR + 3.00%), 01/06/22 (a)	81	82
		282
Real Estate 0.1%
BCP Renaissance Parent LLC
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 09/20/24 (a) (c)	79	80
Telecommunication Services 1.0%
CenturyLink Inc.
Term Loan B, 2.75%, (3M LIBOR + 2.75%), 01/31/25 (a)	550	533
Frontier Communications Corp.
Term Loan B-1, 4.99%, (3M LIBOR + 3.75%), 05/31/24 (a)	300	284
Sprint Communications Inc.
1st Lien Term Loan B, 3.75%, (3M LIBOR + 2.50%), 02/29/24 (a)	399	399
		1,216
Utilities 1.0%
Calpine Corp.
Term Loan B-8, 2.99%, (3M LIBOR + 1.75%), 12/26/19 (a)	49	49
Dynegy Inc.
Term Loan C, 4.48%, (3M LIBOR + 3.25%), 06/27/23 (a)	386	387
Energy Future Intermediate Holding Co. LLC
DIP Term Loan, 4.24%, (3M LIBOR + 3.00%), 06/23/18 (a)	270	271
Talen Energy Supply LLC
Term Loan B-1, 5.24%, (3M LIBOR + 4.00%), 07/15/23 (a)	448	436
		1,143
Total Senior Loan Interests (cost $10,713)		10,790
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.8%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (h)	389	405
Series 2013-A-2, 4.95%, 01/15/23	182	195
Series 2016-AA-2, 3.20%, 06/15/28	393	395
American Tower Trust I
Series 2013-A-2, 3.07%, 03/15/23 (h)	810	817
AmeriCredit Automobile Receivables Trust
Series 2016-A2A-4, 1.34%, 04/08/20	175	175
Ascentium Equipment Receivables LLC
Series 2015-B-1A, 2.26%, 06/10/21 (h)	13	13
Ascentium Equipment Receivables Trust
Series 2016-A2-1A, REMIC, 1.75%, 11/13/18 (h)	31	31

JNL Strategic Income Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Series 2016-A3-1A, REMIC, 1.92%, 12/10/19 (h)	100	100
Aventura Mall Trust
Series 2013-A-AVM, REMIC, 3.87%, 12/05/20 (a) (h)	352	366
BA Credit Card Trust
Series 2015-A-A1, 1.56%, (1M US LIBOR + 0.33%), 01/16/18 (a)	250	250
Banc of America Re-REMIC Trust
Series 2015-B-200P, REMIC, 3.49%, 04/16/25 (h)	189	192
BANK 2017-BNK5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/15/27	208	211
Capital One Multi-Asset Execution Trust
Series 2016-A1-A1, 1.68%, (1M US LIBOR + 0.45%), 04/15/19 (a)	457	459
CarMax Auto Owner Trust
Series 2016-A2A-2, 1.24%, 02/15/18	252	252
Series 2016-A2B-1, 1.76%, (1M US LIBOR + 0.53%), 04/15/19 (a)	34	34
Series 2017-A3-3, 1.97%, 04/15/22	212	212
Chase Issuance Trust
Series 2015-A2-A2, 1.59%, 02/15/18	400	400
Chesapeake Funding II LLC
Series 2017-A1-3A, 1.91%, 01/15/21 (h)	372	371
Citibank Credit Card Issuance Trust
Series 2017-A9-A9, 1.80%, 09/20/19	1,157	1,157
CNH Equipment Trust
Series 2015-A3-B, REMIC, 1.37%, 12/17/18	256	256
Continental Airlines Inc. Pass-Through Certificates
Series 2012-C-3, 6.13%, 04/29/18	504	514
Continental Airlines Inc. Pass-Through Trust
Series 2012-A-2, 4.00%, 10/29/24	214	224
Dell Equipment Finance Trust
Series 2016-B-1, 2.03%, 01/22/19 (h)	100	100
GM Financial Automobile Leasing Trust
Series 2016-A3-2, 1.62%, 09/20/19	1,416	1,415
Hilton Grand Vacations Trust
Series 2017-A-AA, 2.66%, 12/27/28 (h)	249	249
John Deere Owner Trust
Series 2016-A3-B, 1.25%, 07/15/19	263	262
Mercedes-Benz Auto Lease Trust
Series 2016-A2-B, 1.15%, 02/15/18	205	205
Mercedes-Benz Master Owner Trust
Series 2016-A-AA, 1.81%, (1M US LIBOR + 0.58%), 05/15/18 (a) (h)	325	326
MVW Owner Trust
Series 2017-A-1A, 2.42%, 12/20/34 (h)	213	212
Verizon Owner Trust
Series 2016-A-2A, 1.68%, 05/20/21 (h)	500	498
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, 3.92%, 07/15/50 (a)	125	126
Westlake Automobile Receivables Trust
Series 2016-A2-3A, 1.42%, 10/15/19 (h)	173	173
Total Non-U.S. Government Agency Asset-Backed Securities (cost $10,561)		10,595
CORPORATE BONDS AND NOTES 72.2%
Consumer Discretionary 13.2%
1011778 B.C. Unlimited Liability Co.
5.00%, 10/15/25 (h)	354	361
24 Hour Holdings III LLC
8.00%, 06/01/22 (h)	222	206
Amazon.com Inc.
3.15%, 08/22/27 (h)	300	302
3.88%, 08/22/37 (h)	123	125
4.05%, 08/22/47 (h)	210	213
AMC Entertainment Holdings Inc.
6.13%, 05/15/27	198	196
American Axle & Manufacturing Inc.
6.50%, 04/01/27 (h)	275	277
American Greetings Corp.
7.88%, 02/15/25 (h)	63	68
Beazer Homes USA Inc.
5.75%, 06/15/19	358	372
8.75%, 03/15/22	127	141
	Shares/Par†	Value
Boyd Gaming Corp.
6.88%, 05/15/23	207	222
CBS Radio Inc.
7.25%, 11/01/24 (h)	172	183
CCO Holdings LLC
5.13%, 05/01/27 (h)	1,092	1,106
5.88%, 05/01/27 (h)	300	315
Charter Communications Operating LLC
6.38%, 10/23/35	301	351
Churchill Downs Inc.
5.38%, 12/15/21	264	272
Comcast Corp.
3.38%, 08/15/25	163	168
3.40%, 07/15/46	260	239
CSC Holdings LLC
5.50%, 04/15/27 (h)	200	208
Delphi Jersey Holdings Plc
5.00%, 10/01/25 (h)	159	162
Discovery Communications LLC
5.00%, 09/20/37	181	185
DISH DBS Corp.
5.88%, 07/15/22	375	399
5.00%, 03/15/23	194	199
7.75%, 07/01/26	200	229
General Motors Co.
5.20%, 04/01/45	134	136
Gibson Brands Inc.
8.88%, 08/01/18 (h)	306	250
GLP Capital LP
5.38%, 04/15/26	123	134
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	412	420
Hilton Worldwide Finance LLC
4.88%, 04/01/27	144	151
Home Depot Inc.
2.13%, 09/15/26	349	328
KB Home
4.75%, 05/15/19	253	262
7.50%, 09/15/22	250	287
KFC Holding Co.
5.25%, 06/01/26 (h)	87	92
4.75%, 06/01/27 (h)	431	444
Landry's Inc.
6.75%, 10/15/24 (h)	492	498
Live Nation Entertainment Inc.
5.38%, 06/15/22 (h)	100	104
4.88%, 11/01/24 (h)	208	215
Mattamy Group Corp.
6.50%, 10/01/25 (h)	36	37
MGM Resorts International
6.75%, 10/01/20	1,000	1,103
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (h)	386	412
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (h) (i)	318	339
Netflix Inc.
4.38%, 11/15/26 (h)	225	226
3.63%, 05/15/27, EUR (h)	273	328
New Cotai LLC
10.63%, 05/01/19 (h) (j)	343	335
Newell Rubbermaid Inc.
3.85%, 04/01/23 (k)	186	196
5.50%, 04/01/46 (k)	132	156
Numericable - SFR SA
7.38%, 05/01/26 (h)	268	290
Numericable Group SA
5.38%, 05/15/22, EUR (h)	375	463
PVH Corp.
4.50%, 12/15/22	450	460
Sally Holdings LLC
5.63%, 12/01/25	100	103
Schaeffler Holding Finance BV
3.50%, 05/15/22, EUR (h)	222	267

JNL Strategic Income Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Schaeffler Verwaltung Zwei GmbH
5.50%, 09/15/26 (h) (j)	200	204
Scientific Games International Inc.
7.00%, 01/01/22 (h)	245	260
Sinclair Television Group Inc.
5.88%, 03/15/26 (h)	225	231
Sirius XM Radio Inc.
6.00%, 07/15/24 (h)	367	395
Tenneco Inc.
5.38%, 12/15/24	107	112
Wave Holdco LLC
9.00%, 07/15/19 (h) (j)	156	157
		15,894
Consumer Staples 3.5%
Altria Group Inc.
2.63%, 09/16/26	121	117
3.88%, 09/16/46	134	131
Archer-Daniels-Midland Co.
2.50%, 08/11/26	226	216
BAT Capital Corp.
3.56%, 08/15/27 (h)	190	191
4.39%, 08/15/37 (h)	650	665
4.54%, 08/15/47 (h)	200	205
Cott Holdings Inc.
5.50%, 04/01/25 (h)	237	247
Dr. Pepper Snapple Group Inc.
2.55%, 09/15/26	173	163
Hearthside Group Holdings LLC
6.50%, 05/01/22 (h)	161	165
High Ridge Brands Co.
8.88%, 03/15/25 (h)	111	106
JBS Investments GmbH
7.25%, 04/03/24 (h)	361	360
Kraft Heinz Foods Co.
3.95%, 07/15/25	131	135
5.00%, 07/15/35	144	157
4.38%, 06/01/46	432	423
Pilgrim's Pride Corp.
5.88%, 09/30/27 (g) (l)	241	247
Post Holdings Inc.
5.00%, 08/15/26 (h)	317	317
Reynolds American Inc.
4.45%, 06/12/25	193	207
5.70%, 08/15/35	128	150
		4,202
Energy 8.9%
Alta Mesa Holdings LP
7.88%, 12/15/24 (h)	375	405
Antero Resources Corp.
5.13%, 12/01/22	79	81
Calumet Specialty Products Partners LP
11.50%, 01/15/21 (h)	467	541
Carrizo Oil & Gas Inc.
8.25%, 07/15/25	120	130
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	385	414
5.13%, 06/30/27 (h)	289	298
Chesapeake Energy Corp.
8.00%, 12/15/22 (h)	114	123
CITGO Holding Inc.
10.75%, 02/15/20 (h)	225	244
Columbia Pipeline Group Inc.
3.30%, 06/01/20	117	120
4.50%, 06/01/25	100	107
5.80%, 06/01/45	100	120
Concho Resources Inc.
5.50%, 04/01/23	318	327
Continental Resources Inc.
4.50%, 04/15/23	295	295
Denbury Resources Inc.
4.63%, 07/15/23	275	145
Diamondback Energy Inc.
5.38%, 05/31/25	441	461
	Shares/Par†	Value
Energy Transfer Partners LP
6.13%, 12/15/45	65	71
EP Energy LLC
8.00%, 11/29/24 (h)	416	422
8.00%, 02/15/25 (h)	260	202
Extraction Oil & Gas Inc.
7.38%, 05/15/24 (h)	183	191
Halcon Resources Corp.
12.00%, 02/15/22 (g) (l)	44	53
HollyFrontier Corp.
5.88%, 04/01/26	115	126
Jones Energy Holdings LLC
6.75%, 04/01/22	102	84
9.25%, 03/15/23 (g)	108	90
Kinder Morgan Energy Partners LP
5.00%, 08/15/42	120	118
Marathon Oil Corp.
4.40%, 07/15/27	436	444
MEG Energy Corp.
6.50%, 01/15/25 (h)	64	62
MPLX LP
5.20%, 03/01/47	152	159
Nabors Industries Inc.
5.50%, 01/15/23	63	62
NGPL PipeCo LLC
4.38%, 08/15/22	140	145
ONEOK Inc.
7.50%, 09/01/23	193	231
Parsley Energy LLC
5.25%, 08/15/25 (h)	255	259
Petroleos Mexicanos
5.38%, 03/13/22 (h)	285	304
6.50%, 03/13/27 (h)	156	173
Phillips 66
2.05%, (3M US LIBOR + 0.75%), 04/15/20 (a) (h)	130	131
Precision Drilling Corp.
7.75%, 12/15/23	83	85
Regency Energy Partners LP
5.88%, 03/01/22	292	323
5.00%, 10/01/22	151	163
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	250	279
5.63%, 03/01/25	32	35
5.88%, 06/30/26	428	479
5.00%, 03/15/27	260	277
SESI LLC
7.75%, 09/15/24 (h)	183	190
SM Energy Co.
6.75%, 09/15/26	315	316
Spectra Energy Partners LP
3.50%, 03/15/25	158	160
Sunoco Logistics Partners Operations LP
5.40%, 10/01/47	257	261
Transocean Inc.
9.00%, 07/15/23 (h)	425	459
Transocean Proteus Ltd.
6.25%, 12/01/24 (h)	321	337
Trinidad Drilling Ltd.
6.63%, 02/15/25 (h)	65	61
Weatherford International Plc
9.88%, 02/15/24 (h)	113	124
		10,687
Financials 18.9%
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	108	115
AIG SunAmerica Global Financing X
6.90%, 03/15/32 (h)	350	466
Ally Financial Inc.
5.75%, 11/20/25	340	368
American Express Credit Corp.
3.30%, 05/03/27	140	141
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	704	727
4.90%, 02/01/46	568	646

JNL Strategic Income Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Antero Resources Finance Corp.
5.38%, 11/01/21	421	431
Athene Global Funding
4.00%, 01/25/22 (h)	430	447
3.00%, 07/01/22 (h)	589	587
Bank of America Corp.
6.25%, (callable at 100 beginning 09/05/24) (i)	205	226
6.30%, (callable at 100 beginning 03/10/26) (i)	133	150
6.50%, (callable at 100 beginning 10/23/24) (i)	156	176
3.30%, 01/11/23	253	259
4.00%, 01/22/25	463	479
3.25%, 10/21/27	137	134
3.82%, (3M US LIBOR + 1.58%), 01/20/28 (a)	298	307
3.71%, 04/24/28	255	260
Barclays Plc
8.00%, (callable at 100 beginning 12/15/20), EUR (i) (m)	400	531
8.25%, (callable at 100 beginning 12/15/18) (i) (m)	450	475
Bunge Ltd. Finance Corp.
3.00%, 09/25/22	258	258
Capital One Financial Corp.
3.75%, 03/09/27	257	259
Cemex Finance LLC
9.38%, 10/12/22	750	786
6.00%, 04/01/24 (h)	200	212
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (i)	450	485
6.25%, (callable at 100 beginning 08/15/26) (i)	245	275
4.13%, 07/25/28	195	201
Credit Suisse AG
6.50%, 08/08/23 (h)	744	842
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (h) (i)	490	554
Credit Suisse Group Funding Guernsey Ltd.
4.55%, 04/17/26	194	208
DAE Funding LLC
4.00%, 08/01/20 (h)	376	382
Diamond 1 Finance Corp.
5.88%, 06/15/21 (h)	117	122
5.45%, 06/15/23 (h)	305	334
7.13%, 06/15/24 (h)	91	101
6.02%, 06/15/26 (h)	183	203
8.35%, 07/15/46 (h)	217	278
Eagle Holding Co. II LLC
8.38%, 05/15/22 (g) (j) (l)	96	100
Enstar Group Ltd.
4.50%, 03/10/22	240	248
Five Corners Funding Trust
4.42%, 11/15/23 (h)	300	324
General Electric Capital Corp.
6.75%, 03/15/32	200	278
General Motors Financial Co. Inc.
4.20%, 03/01/21	254	267
Goldman Sachs Group Inc.
2.35%, 11/15/21	74	73
3.00%, 04/26/22	291	295
4.25%, 10/21/25	436	454
6.75%, 10/01/37	225	297
HSBC Holdings Plc
6.87%, (callable at 100 beginning 05/22/27) (g) (i) (m)	550	598
4.38%, 11/23/26	256	268
Icahn Enterprises LP
6.25%, 02/01/22	350	365
6.75%, 02/01/24	225	237
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (i)	350	364
2.95%, 10/01/26	440	430
3.78%, (3M US LIBOR + 1.34%), 02/01/28 (a)	137	141
Morgan Stanley
2.49%, (3M US LIBOR + 1.18%), 01/20/22 (a)	600	608
2.24%, (3M US LIBOR + 0.93%), 07/22/22 (a)	300	301
4.88%, 11/01/22	400	433
4.10%, 05/22/23	330	345
	Shares/Par†	Value
3.88%, 04/29/24	175	184
4.00%, 07/23/25	165	174
3.13%, 07/27/26	375	367
4.35%, 09/08/26	202	211
3.63%, 01/20/27	145	147
3.59%, (3M US LIBOR + 1.34%), 07/22/28 (a)	150	150
National Rural Utilities Cooperative Finance Corp.
4.75%, (3M US LIBOR + 2.91%), 04/30/43 (a)	313	323
Navient Corp.
6.50%, 06/15/22	174	185
6.75%, 06/25/25	24	25
Rivers Pittsburgh Borrower LP
6.13%, 08/15/21 (h)	115	116
Stena AB
7.00%, 02/01/24 (h)	153	146
Stena International SA
5.75%, 03/01/24 (h)	80	73
Thames Water Kemble Finance Plc
7.75%, 04/01/19, GBP	200	293
Wells Fargo & Co.
5.87%, (callable at 100 beginning 06/15/25) (i)	212	236
2.10%, 07/26/21	110	109
2.63%, 07/22/22	403	403
4.48%, 01/16/24	128	138
Ziggo Bond Finance BV
6.00%, 01/15/27 (h)	550	570
		22,701
Health Care 5.8%
Abbott Laboratories
3.40%, 11/30/23	375	386
4.75%, 11/30/36	215	237
AbbVie Inc.
2.90%, 11/06/22	184	187
4.70%, 05/14/45	123	135
Actavis Funding SCS
3.85%, 06/15/24	192	200
4.75%, 03/15/45	86	93
Becton Dickinson & Co.
4.67%, 06/06/47	167	175
Centene Corp.
4.75%, 05/15/22	206	215
4.75%, 01/15/25	241	250
Community Health Systems Inc.
6.25%, 03/31/23	453	446
Express Scripts Holding Co.
3.40%, 03/01/27	280	276
4.80%, 07/15/46	114	121
Gilead Sciences Inc.
4.80%, 04/01/44	110	124
4.50%, 02/01/45	152	165
HCA Holdings Inc.
6.25%, 02/15/21	1,000	1,081
Hill-Rom Holdings Inc.
5.00%, 02/15/25 (h)	114	118
IASIS Healthcare LLC
8.38%, 05/15/19	400	402
inVentiv Group Holdings Inc.
7.50%, 10/01/24 (h)	79	88
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	300	309
Mylan Inc.
3.13%, 01/15/23 (h)	199	199
Perrigo Finance Unltd. Co.
4.38%, 03/15/26	200	208
Tenet Healthcare Corp.
4.50%, 04/01/21	421	429
4.38%, 10/01/21	60	61
6.75%, 06/15/23	215	206
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (h)	39	41
5.50%, 03/01/23 (h)	47	41
5.88%, 05/15/23 (h)	295	260
7.00%, 03/15/24 (h)	117	125
6.13%, 04/15/25 (h)	44	39

JNL Strategic Income Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
WellCare Health Plans Inc.
5.25%, 04/01/25	356	375
		6,992
Industrials 5.4%
AECOM
5.13%, 03/15/27	273	282
Aircastle Ltd.
6.25%, 12/01/19	110	118
5.00%, 04/01/23	258	276
4.13%, 05/01/24	173	179
Allegion US Holding Co. Inc.
3.55%, 10/01/27	150	149
Allison Transmission Inc.
5.00%, 10/01/24 (h)	183	190
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (h)	120	129
Bombardier Inc.
4.75%, 04/15/19 (h)	240	243
8.75%, 12/01/21 (h)	150	162
6.13%, 01/15/23 (h)	197	192
7.50%, 03/15/25 (h)	222	222
Cintas Corp. No. 2
3.70%, 04/01/27	307	320
CNH Industrial NV
4.50%, 08/15/23	225	238
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (i)	1,439	1,522
International Lease Finance Corp.
5.88%, 04/01/19	500	527
4.63%, 04/15/21	206	219
Mexico City Airport Trust
5.50%, 07/31/47 (h)	242	246
Multi-Color Corp.
4.88%, 11/01/25 (h)	207	210
Siemens Financieringsmaatschappij NV
2.35%, 10/15/26 (h)	550	520
Tempo Acquisition LLC
6.75%, 06/01/25 (h)	167	169
Terex Corp.
5.63%, 02/01/25 (h)	240	253
United Rentals North America Inc.
4.63%, 10/15/25	122	124
		6,490
Information Technology 1.6%
Apple Inc.
2.85%, 05/11/24	359	363
3.20%, 05/11/27	145	148
Microsoft Corp.
3.45%, 08/08/36	375	378
3.70%, 08/08/46	190	191
3.95%, 08/08/56	215	221
NXP BV
4.13%, 06/01/21 (h)	400	419
Visa Inc.
2.80%, 12/14/22	165	169
		1,889
Materials 5.1%
Anglo American Capital Plc
4.75%, 04/10/27 (h)	381	398
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (h)	597	632
BWAY Holding Co.
7.25%, 04/15/25 (h)	400	412
CF Industries Inc.
3.40%, 12/01/21 (h)	375	382
4.50%, 12/01/26 (h)	185	194
Crown Americas LLC
4.50%, 01/15/23	195	205
EI du Pont de Nemours & Co.
1.84%, (3M US LIBOR + 0.53%), 05/01/20 (a)	363	366
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (h)	131	136
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (h)	100	112
	Shares/Par†	Value
4.75%, 05/15/22 (h)	211	214
Freeport-McMoRan Inc.
3.88%, 03/15/23	33	32
4.55%, 11/14/24	395	397
5.40%, 11/14/34	666	636
5.45%, 03/15/43	77	72
Hexion Inc.
10.38%, 02/01/22 (h)	102	98
Methanex Corp.
5.65%, 12/01/44	112	111
Mexichem SAB de CV
5.50%, 01/15/48 (g) (l)	342	337
Platform Specialty Products Corp.
10.38%, 05/01/21 (h)	100	109
PSPC Escrow Corp.
6.00%, 02/01/23, EUR (h)	325	403
Rain CII Carbon LLC
7.25%, 04/01/25 (h)	275	289
Samarco Mineracao SA
0.00%, 11/01/22 (d) (e) (g) (l)	110	67
Sealed Air Corp.
4.88%, 12/01/22 (h)	121	129
Teck Resources Ltd.
3.75%, 02/01/23	176	178
Trinseo Materials Operating SCA
5.38%, 09/01/25 (h)	214	221
		6,130
Real Estate 0.8%
Crown Castle International Corp.
2.25%, 09/01/21	137	135
CyrusOne LP
5.00%, 03/15/24 (h)	45	47
5.38%, 03/15/27 (h)	32	34
Equinix Inc.
2.88%, 10/01/25, EUR	150	176
5.38%, 05/15/27	166	180
Prologis International Funding II
4.88%, 02/15/20 (h)	440	463
		1,035
Telecommunication Services 5.1%
AT&T Inc.
3.90%, 08/14/27	600	601
5.25%, 03/01/37	405	426
4.90%, 08/14/37	600	607
CB Escrow Corp.
8.00%, 10/15/25 (h)	300	301
Frontier Communications Corp.
11.00%, 09/15/25	115	98
Hughes Satellite Systems Corp.
6.50%, 06/15/19	180	192
Intelsat Jackson Holdings SA
9.75%, 07/15/25 (h)	213	216
Radiate Holdco LLC
6.63%, 02/15/25 (h)	108	106
Sprint Corp.
7.13%, 06/15/24	106	119
Sprint Nextel Corp.
7.00%, 03/01/20 (h)	700	766
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (h)	267	271
Telesat Canada
8.88%, 11/15/24 (h)	256	289
T-Mobile USA Inc.
6.00%, 03/01/23 - 04/15/24	315	333
Verizon Communications Inc.
4.27%, 01/15/36	140	137
4.67%, 03/15/55	145	138
Virgin Media Secured Finance Plc
5.13%, 01/15/25, GBP (h)	500	703
5.00%, 04/15/27, GBP (h)	275	379
Wind Acquisition Finance SA
4.00%, 07/15/20, EUR (h)	250	299

JNL Strategic Income Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Zayo Group LLC
5.75%, 01/15/27 (h)	160	170
		6,151
Utilities 3.9%
AES Corp.
5.50%, 04/15/25	275	289
Commonwealth Edison Co.
3.75%, 08/15/47	135	135
Dynegy Inc.
8.00%, 01/15/25 (h)	300	311
Enel SpA
8.75%, (USD Swap Semi 30/360 (>2-10Y) 5Y + 6.13%), 09/24/73 (a) (h)	395	478
Exelon Corp.
5.10%, 06/15/45	161	183
FirstEnergy Corp.
3.90%, 07/15/27	363	369
4.85%, 07/15/47 (k)	126	132
GenOn Americas Generation LLC
0.00%, 10/01/21 (d) (e)	550	505
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	100	128
NextEra Energy Partners LP
4.25%, 09/15/24 (h)	166	170
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22	275	293
2.95%, 04/01/25	350	348
Pacific Gas & Electric Co.
4.30%, 03/15/45	221	239
Southern Co.
3.25%, 07/01/26	693	685
Southern Water Greensands Financing Plc
8.50%, 04/15/19, GBP	175	260
Talen Energy Corp.
6.50%, 06/01/25	81	62
Wisconsin Energy Corp.
3.55%, 06/15/25	100	103
		4,690
Total Corporate Bonds And Notes (cost $83,588)		86,861
GOVERNMENT AND AGENCY OBLIGATIONS 5.5%
Mortgage-Backed Securities 3.9%
Federal Home Loan Mortgage Corp.
TBA, 3.00%, 10/15/32 (n)	161	165
4.00%, 11/01/40	310	328
3.00%, 08/01/46	35	35
3.00%, 11/01/46	27	27
Federal National Mortgage Association
3.00%, 08/01/30 - 11/01/46	527	535
2.50%, 01/01/32	120	121
TBA, 2.50%, 10/15/32 (n)	122	123
3.00%, 05/01/43 - 04/01/46	314	317
4.50%, 12/01/43 - 08/01/44	195	211
4.00%, 10/01/44 - 03/01/46	217	228
3.50%, 08/01/45 - 12/01/45	993	1,024
4.00%, 05/01/47 (n)	254	268
Government National Mortgage Association
5.00%, 01/20/43	341	375
3.00%, 07/20/45	300	305
3.50%, 08/20/46 - 09/20/46	453	471
3.00%, 12/20/46	95	97
4.00%, 04/20/47	46	48
		4,678
Municipal 0.3%
Port Authority of New York & New Jersey
4.46%, 10/01/62	320	358
Sovereign 0.3%
Saudi Arabia Government International Bond
3.63%, 03/04/28 (g) (l)	200	197
4.63%, 10/04/47 (g) (l)	160	161
		358
	Shares/Par†	Value
U.S. Treasury Securities 1.0%
U.S. Treasury Note
1.63%, 05/31/23	1,200	1,174
Total Government And Agency Obligations (cost $6,568)		6,568
PREFERRED STOCKS 0.3%
Energy 0.3%
NuStar Logistics LP, 7.63%, 01/15/43	13	330
Total Preferred Stocks (cost $325)		330
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. Escrow (b) (d) (o)	2,309	—
Quicksilver Resources Inc. Escrow (b) (d) (o)	291	—
Total Other Equity Interests (cost $0)		—
COMMON STOCKS 0.4%
Energy 0.4%
Chaparral Energy Inc. (d) (h)	—	3
Chaparral Energy Inc. - Class A (d)	15	350
Chaparral Energy Inc. - Class B (d) (f)	3	73
Total Common Stocks (cost $344)		426
INVESTMENT COMPANIES 0.3%
SPDR Barclays High Yield Bond ETF	10	384
Total Investment Companies (cost $344)		384
SHORT TERM INVESTMENTS 3.4%
Investment Companies 3.4%
JNL Government Money Market Fund - Institutional Class, 0.89% (p) (q)	4,132	4,132
Total Short Term Investments (cost $4,132)		4,132
Total Investments 99.9% (cost $116,575)		120,086
Other Derivative Instruments 0.0%		10
Other Assets and Liabilities, Net 0.1%		157
Total Net Assets 100.0%		$120,253

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Strategic Income Fund LLC's Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) This variable rate senior loan will settle after September 30, 2017. The reference rate and spread presented will go into effect upon settlement.

(d) Non-income producing security.

(e) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented 0.6% of the Fund’s net assets.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Strategic Income Fund LLC's Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Strategic Income Fund LLC's Board of Managers.

(h) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Strategic Income Fund LLC's Board of Managers. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $38,066 and 31.7%, respectively.

(i) Perpetual security.

(j) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(l) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(m) Convertible security.

JNL Strategic Income Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

(n) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2017, the total payable for investments purchased on a delayed delivery basis was $558.

(o) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Eagle Holding Co. II LLC, 8.38%, 05/15/22	04/28/17	$96	$100	0.1%
Halcon Resources Corp., 12.00%, 02/15/22	12/29/15	67	53	—
Mexichem SAB de CV, 5.50%, 01/15/48	09/28/17	335	337	0.3
Pilgrim's Pride Corp., 5.88%, 09/30/27	09/27/17	241	247	0.2
Samarco Mineracao SA, 0.00%, 11/01/22	12/05/12	110	67	0.1
Saudi Arabia Government International Bond, 3.63%, 03/04/28	09/28/17	198	197	0.2
Saudi Arabia Government International Bond, 4.63%, 10/04/47	09/28/17	159	161	0.1
		$1,206	$1,162	1.0%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bond	(1)	December 2017	(153)	$—	$—
U.S. Treasury Note, 10-Year	(78)	December 2017	(9,897)	18	122
U.S. Treasury Note, 2-Year	(3)	December 2017	(648)	—	—
U.S. Treasury Note, 5-Year	(14)	December 2017	(1,655)	2	10
Ultra 10-Year U.S. Treasury Note	14	December 2017	1,904	(2)	(24)
Ultra Long Term U.S. Treasury Bond	(21)	December 2017	(3,540)	(8)	72
				$10	$180

† Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

Currencies:

EUR - European Currency Unit (Euro)
GBP - British Pound USD - United States Dollar

Abbreviations:

“-“ Amount rounds to less than one thousand or 0.05%.
ETF - Exchange Traded Fund
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SPDR - Standard & Poor’s Depository Receipt US - United States

JNL Strategic Income Fund LLC (Unaudited)

Schedules of Investments

September 30, 2017

Short Term Investments in Affiliates

The Fund invests in a money market fund, which is managed by Jackson National Asset Management, LLC (“JNAM” or “Adviser”). The JNL Government Money Market Fund is offered as a cash management tool to the Fund and its affiliates and is not available for direct purchase by members of the public. The Fund’s investment in JNL Government Money Market Fund on December 31, 2016 and September 30, 2017 was $1,526 and $4,132 (in thousands), respectively. During the period ended September 30, 2017, dividend income received from this investment was $15 (in thousands) and there was no realized or unrealized gain or loss relating to transactions in this investment. This investment’s percentage of net assets was 3.44% on September 30, 2017.

Security Valuation. Under the JNL Strategic Income Fund LLC (“JNL Strategic Fund” or “Company”) valuation policy and procedures, the Company’s Board of Managers (“Board” or “Managers”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Company and JNAM management. The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of the Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Debt securities are generally valued by independent pricing services approved by the Board. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Sub-Adviser, a broker/dealer or widely used quotation system. Futures contracts traded on an exchange are generally valued at the exchange's settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter ("OTC") market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including the Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

If an investment is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality,

JNL Strategic Income Fund LLC (Unaudited)

Schedules of Investments

September 30, 2017

credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments in securities and other financial instruments (in thousands) as of September 30, 2017 by valuation level.

JNL/PPM America Strategic Income Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Senior Loan Interests	—	9,547	1,243	—	10,790
Non-U.S. Government Agency Asset-Backed Securities	—	10,595	—	—	10,595
Corporate Bonds And Notes	—	86,861	—	—	86,861
Government And Agency Obligations	—	6,568	—	—	6,568
Preferred Stocks	330	—	—	—	330
Other Equity Interests	—	—	—	—	—
Common Stocks	353	73	—	—	426
Investment Companies	384	—	—	—	384
Short Term Investments	4,132	—	—	—	4,132
	5,199	113,644	1,243	—	120,086
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	204	—	—	—	204
	204	—	—	—	204
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(24)	—	—	—	(24)
	(24)	—	—	—	(24)

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2 Investments in Other Financial Instruments are reflected at the unrealized appreciation/(depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Fund recognizes transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers into or out of Level 1, 2 or 3 for the period. There were no Level 3 valuations for which significant unobservable valuation inputs were developed at September 30, 2017.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

The certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Strategic Income Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 28, 2017

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	November 28, 2017

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.